Stock Options and Restricted Shares (Details) - Schedule of fair value options granted - $ / shares	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Schedule of Fair Value Options Granted [Abstract]
Exercise price (in Dollars per share)	$ 2.42	$ 1.97
Risk-free interest rate	0.22%	1.66%
Expected life	2 years 6 months	2 years 6 months
Expected volatility	53.56%	41.83%
Expected dividend yield	8.00%	8.00%